Capital Stock (Details) - USD ($)				1 Months Ended							3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 13, 2022	Mar. 18, 2021	Mar. 05, 2021	Sep. 30, 2021	Sep. 29, 2021	Jun. 30, 2021	Mar. 28, 2021	Mar. 18, 2021	Feb. 23, 2021	Feb. 17, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 06, 2020
Capital Stock (Details) [Line Items]
Common stock, shares authorized	97,543											10,000,000,000		10,000,000,000	2,000,000,000
Common stock, par value (in Dollars per share)												$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized												5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)												$ 0.001		$ 0.001	$ 0.001
Preferred Stock convertible shares												2,597
Paid dividends (in Dollars)													$ 408,806	$ 408,805	$ 23,452
Common stock, shares, outstanding												1,134,084,046		1,055,556,518	683,940,104
Issued and sold shares of common stock									85,000,000
Prefunded warrants to purchase common stock									57,857,143					162,703,869
Exercise price (in Dollars per share)			$ 0.0875						$ 0.001
Warrants to purchase common stock									142,857,143
Gross proceeds (in Dollars)									$ 10,000,000
Net proceeds (in Dollars)			$ 8,558,350						8,500,493			$ 940,159
Exercise of the prefunded warrants (in Dollars)									$ 57,857
Common stock discount price per share (in Dollars per share)			$ 0.0454
Additional warrants (in Dollars)			$ 28,571,429
Warrants issued (in Dollars)			$ 10,714,286
Agreement, description							On March 28, 2022, the Company entered into a purchase agreement with an accredited investor to purchase up to $10,000,000 of shares (“Purchase Shares”) of the Company’s common stock. The Company has the right, in its sole discretion, subject to the conditions and limitations in the Purchase Agreement, to direct the investor, by delivery of a purchase notice from time to time (a “Purchase Notice”) to purchase (each, a “Purchase”) over the one-year term of the Purchase Agreement, a minimum of $10,000 and up to a maximum of the lower of: (1) one hundred percent (100%) of the average daily trading dollar volume of the Company’s common stock during the ten trading days preceding the Purchase Date; or (2) one million dollars ($1,000,000), provided that the parties may agree to waive such limitations. The aggregate value of Purchase Shares sold to the investor may not exceed $10,000,000. Each Purchase Notice will set forth the Purchase Price and number of Purchase Shares in accordance with the terms of the Purchase Agreement. The number of Purchase Shares the Company issue under each Purchase will be equal to 112.5% of the Purchase Amount sold under such Purchase, divided by the Purchase Price per share (as defined under the Purchase Agreement). The Purchase Price was defined as the lower of (a) 90% of the lowest volume weighted average price during the Valuation Period; or (b) the closing price for the Company’s common stock on the trading day preceding the date of the Purchase Notice. The Purchase Price was subject to a floor of $0.01 per share, at or below which the Company could not deliver a Purchase Notice. The Valuation Period is the ten consecutive business days immediately preceding, but not including the date a Purchase Notice is delivered.
Investor purchased shares of common stock										25,000,000		77,420,000
Total shares of common stock	195,086
Cost basis per share (in Dollars per share)	$ 0.0173
Cost basis of amount (in Dollars)	$ 3,374
Preferred Stock, Redemption Terms		The 1,000 shares of Series H Preferred stock provided for automatic redemption by the Company at the par value of $0.001 per share on the sooner of: 1) sixty days (60) from the effective date of the Certificate of Designation, 2) on the date Andrew Van Noy ceases to serve as an officer, director or consultant of the Company, or 3) on the date that the Company’s shares of common stock first trade on any national securities exchange
Common Stock [Member]
Capital Stock (Details) [Line Items]
Issued and sold shares of common stock									85,000,000
Minimum [Member]
Capital Stock (Details) [Line Items]
Exercise price (in Dollars per share)			$ 0.07
Maximum [Member]
Capital Stock (Details) [Line Items]
Exercise price (in Dollars per share)			$ 0.0454
Series A Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized														10,000	10,000
Preferred stock, shares designated												10,000		10,000
Preferred Stock convertible shares												10,000		10,000
Preferred stock dividend per share (in Dollars per share)												$ 8		$ 8
Paid dividends (in Dollars)												$ 0	$ 148,705	$ 148,705	$ 20,000
Preferred stock, shares outstanding												0
Holder shares												10,000		10,000
Preferred stock dividend (in Dollars)														$ 0
Series A Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares outstanding												0
Common stock, shares, outstanding												100,000,000
Series A Preferred Stock [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Common stock, shares, outstanding														100,000,000
Preferred stock is convertible into common stock						100,000,000							100,000,000
Series B Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized												25,000		25,000	25,000
Preferred stock, shares designated												25,000		25,000
Preferred stock, shares outstanding												18,025		18,025
Conversion price per share (in Dollars per share)												$ 0.004		$ 0.004
Series B Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, par value (in Dollars per share)												$ 100
Preferred stock, par value (in Dollars per share)														$ 100
Series C Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized												25,000		25,000	25,000
Preferred stock, shares designated												25,000		25,000
Preferred stock, shares outstanding												14,425		14,425
Conversion price per share (in Dollars per share)												$ 0.01		$ 0.01
Preferred stock, par value (in Dollars per share)														$ 100
Series C Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, par value (in Dollars per share)												$ 100
Series D Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized												90,000		90,000	90,000
Preferred stock, shares designated												90,000		90,000
Preferred Stock convertible shares														3,979
Paid dividends (in Dollars)												$ 0		$ 257,609	$ 0
Preferred stock, shares outstanding												86,021		90,000
Holder shares														90,000
Preferred stock dividend (in Dollars)												$ 0		$ 0
Preferred stock, par value (in Dollars per share)														$ 100
Preferred stock is convertible into common stock												2,500		9,947,500
Preferred stock, shares outstanding														86,021
Series D Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, par value (in Dollars per share)												$ 100
Series D Preferred Stock [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock is convertible into common stock						9,947,500							9,947,500	2,500
Series E Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized												10,000		10,000	10,000
Preferred stock, shares designated												10,000		10,000
Preferred stock, shares outstanding												10,000		10,000
Conversion price per share (in Dollars per share)												$ 0.05		$ 0.05
Preferred stock, par value (in Dollars per share)														$ 100
Series E Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, par value (in Dollars per share)												$ 100
Series F Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized												800,000		800,000	800,000
Preferred stock, shares designated												800,000		800,000
Paid dividends (in Dollars)														$ 2,491
Preferred stock, shares outstanding												0		2,413
Preferred stock dividend (in Dollars)												$ 0		$ 0
Preferred stock, par value (in Dollars per share)														$ 25
Annual rate												10.00%		10.00%
Redemption price per share (in Dollars per share)												$ 25		$ 25
Total dividends (in Dollars)												$ 62,246	$ 62,246
Comprised of stated value dividends (in Dollars)												61,325	61,325
Accrued dividends (in Dollars)						$ 921						$ 921	921
Preferred stock, shares outstanding														0
Series F Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, par value (in Dollars per share)												$ 25
Series G Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized												2,600		2,600	2,600
Preferred stock, shares designated														2,600		2,600
Preferred stock, shares outstanding												2,597		2,597
Conversion price per share (in Dollars per share)														$ 0.0019		$ 0.0019
Preferred stock, par value (in Dollars per share)														$ 100
Series G Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																$ 100
Series H Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized														1,000	1,000
Preferred stock, par value (in Dollars per share)		$ 0.001						$ 0.001
Preferred stock, shares designated		1,000						1,000
Preferred stock, shares outstanding				1,000							1,000	0		0
Holder shares					1,000
Redemption price per share (in Dollars per share)		$ 0.001		$ 0.001				$ 0.001
Issued and sold shares of common stock					1,000			1,000
Preferred stock voting rights, description					The Series H Preferred Stock is not convertible into shares of the Company’s common stock and entitles the holder to 51% of the voting power of the Company’s shareholders, as set forth in the Certificate of Designation.			The Series H Preferred Stock is not convertible into shares of the Company’s common stock and entitles the holder to 51% of the voting power of the Company’s shareholders, as set forth in the Certificate of Designation.
Redemption shares				1,000				1,000
Preferred stock, shares outstanding														0
Expenses (in Dollars)											$ 5,000,000			$ 511,363
Preferred stock revalued (in Dollars)						369,596							$ 369,596
Reduction value (in Dollars)						$ 4,630,404
Preferred Stock, Redemption Terms		The 1,000 shares of Series H Preferred stock provided for automatic redemption by the Company at the par value of $0.001 per share on the sooner of: 1) sixty days (60) from the effective date of the Certificate of Designation, 2) on the date Andrew Van Noy ceases to serve as an officer, director or consultant of the Company, or 3) on the date that the Company’s shares of common stock first trade on any national securities exchange.